Item 1. Schedule of Investments


 T. Rowe Price Balanced Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS  64.4%
 CONSUMER DISCRETIONARY  7.2%
 Automobiles  0.9%
 Ford Motor ss.                                        334,643       4,702

 GM ss.                                                95,700        4,065

 Honda (JPY) ss.                                       1,400         68

 Honda ADR                                             45,000        1,096

 Peugeot (EUR)                                         24,239        1,493

 Renault (EUR)                                         20,234        1,655

 Toyota Motor (JPY)                                    163,700       6,269

                                                                     19,348

 Distributors  0.2%
 Genuine Parts ss.                                     81,975        3,146

                                                                       3,146

 Hotels, Restaurants & Leisure  0.6%
 Carnival                                              100,000       4,729

 Hilton ss.                                            100,000       1,884

 McDonald's                                            156,200       4,378

 Wendys                                                30,000        1,008

 Whitbread (GBP)                                       91,805        1,369

                                                                     13,368

 Household Durables  0.5%
 Fortune Brands                                        40,000        2,964

 Persimmon (GBP)                                       98,808        1,183

 Philips Electronics (EUR)                             41,468        949

 Pioneer (JPY) ss.                                     69,500        1,451

 Sony (JPY) ss.                                        66,300        2,262

 Thomson (EUR)                                         106,394       2,227

                                                                     11,036

 Leisure Equipment & Products  0.1%
 Hasbro                                                80,000        1,504

 Noritsu Koki (JPY) ss.                                13,000        253

                                                                     1,757

 Media  2.8%
 Aegis (GBP)                                           850,163       1,489

 Astro All Asia, 144A (MYR) *                          208,100       267

 Astro All Asia (Ordinary shares) (MYR) *              13,000        17

 British Sky Broadcasting (GBP)                        106,070       920

 Clear Channel Communications                          100,000       3,117

 Comcast, Class A *ss.                                 342,842       9,682

 Cox Communications *                                  50,000        1,656

 Disney                                                362,617       8,177

 Gannett ss.                                           27,600        2,312

 Gestevision Telecino (EUR) *                          8,500         154

 McGraw-Hill                                           71,800        5,722

 New York Times, Class A ss.                           80,000        3,128

 News Corporation (AUD)                                11,460        95

 News Corporation ADR ss.                              27,800        914

 Omnicom ss.                                           26,800        1,958

 Publicis (EUR)                                        117,010       3,343

 Reader's Digest, Class A                              35,000        511

 Time Warner *                                         289,550       4,673

 Tribune                                               40,000        1,646

 Viacom ss.                                            9,000         306

 Viacom, Class B                                       206,895       6,943

 WPP Group (GBP)                                       180,800       1,683

 WPP Group ADR                                         19,100        892

                                                                     59,605

 Multiline Retail  0.8%
 May Department Stores                                 77,100        1,976

 Sears                                                 40,000        1,594

 Target                                                323,400       14,634

                                                                     18,204

 Specialty Retail  1.2%
 CarMax *ss.                                           53,923        1,162

 Esprit Holdings (HKD)                                 227,500       1,164

 GAP                                                   207,300       3,877

 Home Depot                                            311,000       12,191

 RadioShack                                            80,000        2,291

 Staples                                               53,155        1,585

 TJX                                                   92,000        2,028

 Toys "R" Us *                                         64,380        1,142

                                                                     25,440

 Textiles, Apparel, & Luxury Goods  0.1%
 Adidas-Salomon (EUR)                                  10,926        1,524

 Yue Yuen Industrial (HKD) ss.                         552,000       1,423

                                                                     2,947

 Total Consumer Discretionary                                        154,851

 CONSUMER STAPLES  5.5%
 Beverages  1.2%
 Allied Domecq (GBP)                                   148,813       1,263

 Anheuser-Busch                                        98,100        4,900

 Coca-Cola                                             229,300       9,183

 Kirin Brewery (JPY)                                   125,000       1,080

 PepsiCo                                               174,400       8,485

                                                                     24,911

 Food & Staples Retailing  2.2%
 Carrefour (EUR)                                       38,671        1,819

 Casino Guichard-Perrachon (EUR) ss.                   20,319        1,549

 Coles Myer (AUD)                                      290,086       1,964

 Costco Wholesale                                      119,100       4,950

 CVS                                                   50,000        2,106

 J Sainsbury (GBP)                                     182,210       840

 Kroger *                                              222,900       3,459

 Matsumotokiyoshi (JPY)                                33,000        834

 METRO (EUR)                                           49,383        2,203

 Sysco                                                 126,000       3,770

 Tesco (GBP) ss.                                       358,510       1,851

 Wal-Mart                                              362,200       19,269

 Wal-Mart de Mexico, Series V (MXN)                    603,400       2,049

 Walgreen                                              50,000        1,792

                                                                     48,455

 Food Products  0.5%
 Campbell Soup                                         81,000        2,130

 GM                                                    72,500        3,255

 Nestle (CHF)                                          13,163        3,018

 Unilever N.V. (GBP)                                   333,839       2,717

                                                                     11,120

 Household Products  1.1%
 Colgate-Palmolive                                     67,300        3,040

 Kimberly-Clark                                        75,400        4,870

 Procter & Gamble                                      285,600       15,457

                                                                     23,367

 Personal Products  0.2%
 Gillette                                              95,174        3,973

                                                                     3,973

 Tobacco  0.3%
 Altria Group                                          160,800       7,564

                                                                     7,564

 Total Consumer Staples                                              119,390

 ENERGY  5.8%
 Energy Equipment & Services  0.9%
 Baker Hughes                                          30,000        1,312

 BJ Services                                           98,400        5,157

 FMC Technologies *                                    72,228        2,412

 Halliburton                                           93,742        3,158

 Schlumberger                                          102,600       6,906

 Transocean *                                          11,654        417

                                                                     19,362

 Oil & Gas  4.9%
 Amerada Hess ss.                                      103,500       9,211

 BP (GBP)                                              441,157       4,211

 BP ADR                                                230,902       13,284

 ChevronTexaco                                         222,318       11,925

 Cimarex Energy *                                      21,258        743

 ConocoPhillips                                        50,000        4,143

 El Paso Corporation                                   47,766        439

 ENI S.p.A. (EUR)                                      118,520       2,655

 ENI S.p.A. ADR ss.                                    18,800        2,111

 ExxonMobil                                            685,326       33,122

 Marathon Oil                                          156,100       6,444

 Norsk Hydro (NOK)                                     12,310        896

 Petrobras ADR ss.                                     104,000       3,320

 Royal Dutch Petroleum ADS                             30,000        1,548

 Shell Transport & Trading (GBP)                       159,178       1,168

 Shell Transport & Trading ADR                         69,000        3,071

 Statoil ASA (NOK)                                     172,865       2,478

 Total, Series B (EUR)                                 22,670        4,617

                                                                     105,386

 Total Energy                                                        124,748

 FINANCIALS  14.0%
 Capital Markets  2.0%
 Bank of New York                                      100,000       2,917

 Credit Suisse Group (CHF) *                           74,610        2,384

 Deutsche Bank (EUR)                                   22,835        1,641

 Franklin Resources                                    98,000        5,465

 Goldman Sachs                                         78,700        7,338

 Lehman Brothers                                       50,000        3,986

 Macquarie Bank (AUD)                                  52,507        1,381

 Mellon Financial                                      172,600       4,779

 Morgan Stanley                                        155,700       7,676

 Nomura (JPY)                                          115,000       1,477

 Piper Jaffray Cos *ss.                                4,804         190

 State Street                                          96,000        4,100

 Waddell & Reed Financial, Class A                     35,581        783

                                                                      44,117

 Commercial Banks  4.9%
 ABN Amro Holdings (EUR)                               84,305        1,915

 Alliance & Leicester (GBP)                            82,608        1,308

 Australia & New Zealand Banking (AUD)                 132,948       1,831

 Australia & New Zealand Banking ADR ss.               22,800        1,575

 Banco Santander Central Hispano (EUR)                 207,900       2,029

 Banco Santander Chile ADR ss.                         52,151        1,457

 Bank Austria Creditanstalt (EUR) ss.                  25,371        1,799

 Bank of America                                       615,698       26,678

 Bank of Yokohama (JPY)                                290,000       1,558

 Barclays (GBP)                                        651,582       6,250

 Barclays ADR                                          6,700         259

 BNP Paribas (EUR)                                     68,515        4,424

 Grupo Financiero Banorte (MXN)                        711,300       3,352

 HBOS (GBP)                                            236,615       3,194

 HSBC (GBP)                                            104,224       1,654

 National Australia Bank (AUD) ss.                     149,214       2,916

 NORDEA (SEK)                                          571,999       4,671

 Royal Bank of Scotland (GBP)                          168,075       4,854

 SEB, Series A (SEK)                                   150,387       2,322

 Sumitomo Mitsui Financial (JPY) ss.                   332           1,898

 Svenska Handelsbanken, Series A (SEK)                 102,110       2,137

 U.S. Bancorp                                          480,424       13,884

 UniCredito Italiano (EUR)                             265,000       1,336

 Wachovia                                              271,919       12,767

                                                                     106,068

 Consumer Finance  0.5%
 AIFUL (JPY)                                           16,600        1,628

 American Express                                      176,000       9,057

                                                                     10,685

 Diversified Financial Services  1.9%
 Citigroup                                             570,938       25,190

 ING Groep GDS (EUR)                                   77,814        1,963

 J.P. Morgan Chase                                     293,820       11,674

 Moody's                                               14,100        1,033

                                                                     39,860

 Insurance  2.9%
 Ambac                                                 33,300        2,662

 American International Group                          285,718       19,426

 Aviva (GBP)                                           98,167        973

 AXA (EUR)                                             91,912        1,859

 CNP Assurances (EUR) ss.                              40,249        2,614

 Genworth Financial, Class A *                         50,000        1,165

 Insurance Australia Group (AUD)                       224,240       844

 Marsh & McLennan                                      111,500       5,102

 Mitsui Sumitomo Insurance (JPY)                       127,000       1,048

 Prudential                                            64,000        3,011

 QBE Insurance (AUD) ss.                               274,743       2,607

 Royal & Sun Alliance (GBP)                            458,388       593

 SAFECO ss.                                            50,000        2,282

 St. Paul Companies                                    245,534       8,117

 Torchmark                                             87,600        4,659

 UnumProvident ss.                                     284,200       4,459

                                                                     61,421

 Real Estate  0.8%
 China Overseas Land (HKD)                             2,608,000     565

 Corio (EUR)                                           16,481        790

 General Property Trust, Equity Units (AUD)            254,154       679

 Goldcrest (JPY)                                       8,870         519

 ProLogis, REIT ss.                                    321,450       11,328

 Sun Hung Kai Properties (HKD)                         171,000       1,612

 Westfield Group (AUD) ss.                             67,754        746

                                                                     16,239

 Thrifts & Mortgage Finance  1.0%
 Bradford & Bingley (GBP)                              260,538       1,346

 Countrywide Credit                                    155,700       6,133

 Fannie Mae                                            86,900        5,509

 Freddie Mac                                           54,200        3,536

 Hypo Real Estate (EUR) *                              58,792        2,015

 MGIC Investment ss.                                   23,200        1,544

 Radian ss.                                            50,000        2,312

                                                                     22,395

 Total Financials                                                    300,785

 HEALTH CARE  7.1%
 Biotechnology  0.4%
 Amgen *                                               131,000       7,425

 CSL Limited (AUD)                                     24,779        510

                                                                     7,935

 Health Care Equipment & Supplies  0.8%
 Baxter International                                  111,500       3,586

 Becton, Dickinson                                     60,000        3,102

 Guidant                                               42,400        2,800

 Hospira *                                             14,170        433

 Medtronic                                             140,400       7,287

                                                                     17,208

 Health Care Providers & Services  1.3%
 Aetna                                                 52,695        5,266

 Cardinal Health                                       96,908        4,242

 Celesio (EUR)                                         18,969        1,293

 Health Management, Class A ss.                        81,252        1,660

 Medco *                                               58,637        1,812

 UnitedHealth Group                                    196,600       14,497

                                                                     28,770

 Pharmaceuticals  4.6%
 Abbott Laboratories                                   141,700       6,003

 AstraZeneca ADR                                       70,800        2,912

 Bristol-Myers Squibb                                  154,700       3,662

 Eisai (JPY) ss.                                       31,800        866

 Eli Lilly                                             100,000       6,005

 Forest Laboratories *                                 50,000        2,249

 GlaxoSmithKline (GBP)                                 73,591        1,586

 GlaxoSmithKline ADR ss.                               215,522       9,425

 Johnson & Johnson                                     191,500       10,787

 Kobayashi Pharmaceutical (JPY) ss.                    41,000        1,010

 Merck                                                 196,000       6,468

 Novartis (CHF)                                        147,638       6,889

 Pfizer                                                916,810       28,054

 Sanofi-Aventis (EUR) ss.                              44,151        3,202

 Sanofi-Aventis (Restricted shares) (EUR) ss.          6,746         489

 Takeda Chemical Industries (JPY)                      42,500        1,928

 Wyeth                                                 210,800       7,884

                                                                     99,419

 Total Health Care                                                   153,332

 INDUSTRIALS & BUSINESS SERVICES  7.9%
 Aerospace & Defense  1.5%
 Boeing                                                95,900        4,950

 British Aerospace (GBP)                               380,052       1,546

 European Aeronautic Defense & Space (EUR)             60,174        1,594

 Honeywell International                               177,900       6,379

 Lockheed Martin                                       135,811       7,575

 Northrop Grumman                                      98,942        5,277

 United Technologies                                   48,400        4,520

                                                                     31,841

 Air Freight & Logistics  0.2%
 TPG (EUR)                                             51,135        1,249

 UPS, Class B                                          57,000        4,327

                                                                     5,576

 Airlines  0.0%
 Qantas Airways (AUD)                                  232,997       582

                                                                     582

 Building Products  0.2%
 Masco                                                 99,800        3,446

                                                                     3,446

 Commercial Services & Supplies  0.2%
 Waste Management                                      176,295       4,820

                                                                     4,820

 Construction & Engineering  0.1%
 Acciona (EUR)                                         28,145        1,802

 Downer EDI (AUD) ss.                                  183,414       531

                                                                     2,333

 Electrical Equipment  0.1%
 Draka (EUR) ss.                                         53,709        680

 Sumitomo Electric Industries (JPY) ss.                  92,000        816

                                                                       1,496

 Industrial Conglomerates  3.0%
 3M                                                    47,200        3,775

 GE                                                    1,254,400     42,123

 Hutchison Whampoa (HKD)                               222,000       1,737

 Sembcorp (SGD)                                        1,720,000     1,501

 Siemens (EUR)                                         53,861        3,960

 Tyco International                                    362,964       11,128

                                                                     64,224

 Machinery  1.6%
 Caterpillar                                           50,000        4,023

 Danaher ss.                                           192,400       9,866

 Deere                                                 131,500       8,488

 Fanuc (JPY)                                           20,300        1,069

 Guinness Peat Group (NZD)                             485,026       715

 ITT Industries                                        100,000       7,999

 Mitsubishi Heavy Industries (JPY) ss.                 437,000       1,233

 NSK (JPY)                                             191,000       820

                                                                     34,213

 Marine  0.1%
 Nippon Yusen (JPY) ss.                                315,000       1,629

                                                                     1,629

 Road & Rail  0.8%
 Arriva (GBP)                                          235,452       1,896

 Burlington Northern Santa Fe                          75,300        2,885

 CSX                                                   90,000        2,988

 Landstar Systems *                                    80,000        4,695

 Norfolk Southern                                      93,200        2,772

 Union Pacific                                         29,000        1,699

                                                                     16,935

 Trading Companies & Distributors  0.1%
 Mitsubishi (JPY) ss.                                   206,000       2,227

                                                                      2,227

 Total Industrials & Business Services                               169,322

 INFORMATION TECHNOLOGY  7.9%
 Communications Equipment  0.9%
 Cisco Systems *                                       423,900       7,673

 Motorola                                              278,600       5,026

 Nokia (EUR)                                           50,684        697

 Nokia ADR                                             72,000        988

 QUALCOMM                                              88,000        3,436

 Sagem (EUR)                                           11,489        1,099

 Uniden (JPY)                                          34,000        714

                                                                     19,633

 Computers & Peripherals  1.5%
 Dell *                                                301,600       10,737

 Hewlett-Packard                                       295,680       5,544

 IBM                                                   144,100       12,355

 Lexmark International *                               25,000        2,100

 Logitech International (CHF) *                        15,084        732

 Toshiba (JPY) ss.                                     339,000       1,246

                                                                     32,714

 Electronic Equipment & Instruments  0.4%
 Flextronics *                                         180,000       2,385

 Jabil Circuit *ss.                                    121,800       2,801

 Kyocera (JPY)                                         16,500        1,161

 TDK (JPY)                                             30,000        1,998

                                                                     8,345

 Internet Software & Services  0.3%
 IAC/InterActiveCorp *ss.                              118,000       2,598

 VeriSign *ss.                                         130,000       2,585

                                                                     5,183

 IT Services  0.5%
 Automatic Data Processing                             78,000        3,223

 Certegy                                               8,900         331

 DST Systems *ss.                                      50,000        2,224

 Paychex                                               94,540        2,850

 Sabre Holdings, Class A ss.                           28,906        709

                                                                     9,337

 Office Electronics  0.1%
 Canon (JPY)                                           55,000        2,586

                                                                     2,586

 Semiconductor & Semiconductor Equipment  1.7%
 Altera *                                              152,000       2,975

 Analog Devices                                        149,000       5,778

 Applied Materials *                                   160,000       2,638

 Intel                                                 508,400       10,198

 Jenoptik (EUR) *                                      59,600        559

 KLA-Tencor *                                          60,000        2,489

 Linear Technology ss.                                 115,000       4,168

 Maxim Integrated Products                             111,500       4,715

 Semiconductor Manufacturing International ADR *ss.    31,100        307

 Texas Instruments                                     100,000       2,128

 Xilinx                                                50,400        1,361

                                                                     37,316

 Software  2.5%
 Adobe Systems                                         100,000       4,947

 Electronic Arts *ss.                                  30,000        1,380

 Intuit *ss.                                           167,200       7,591

 Microsoft                                             949,800       26,262

 NEC Soft (JPY) ss.                                    16,600        378

 Oracle *                                              727,000       8,200

 SAP (EUR)                                             23,342        3,626

 VERITAS Software *                                    115,000       2,047

                                                                     54,431

 Total Information Technology                                        169,545

 MATERIALS  4.3%
 Chemicals  1.3%
 BASF (EUR)                                            49,713        2,929

 Degussa (EUR)                                         57,258        2,132

 Dow Chemical                                          167,200       7,554

 DuPont                                                56,315        2,410

 FMC *                                                 42,000        2,040

 Great Lakes Chemical ss.                              25,000        640

 Kaneka (JPY)                                          118,000       1,159

 Potash Corp./Saskatchewan                             62,000        3,979

 Rohm & Haas                                           53,417        2,295

 Teijin (JPY) ss.                                      376,000       1,344

 Valspar                                               36,200        1,690

 Yara International (NOK) *                            12,310        131

                                                                     28,303

 Construction Materials  0.4%
 Boral (AUD)                                           786,445       3,925

 Cemex (MXN)                                           333,700       1,878

 Lafarge (EUR)                                         9,052         792

 RMC (GBP)                                             160,279       2,464

                                                                     9,059

 Metals & Mining  2.2%
 Alcoa                                                 167,860       5,638

 Anglo American (GBP)                                  45,122        1,082

 Bluescope Steel (AUD) ss.                             599,976       3,781

 Inco *ss.                                             200,000       7,810

 Newmont Mining                                        60,000        2,732

 Nippon Steel (JPY)                                    798,000       1,897

 Nucor                                                 132,000       12,061

 Phelps Dodge ss.                                      119,300       10,979

 SSAB Svenskt Stal, Series A (SEK)                     106,604       2,019

                                                                     47,999

 Paper & Forest Products  0.4%
 Georgia-Pacific ss.                                   61,135        2,198

 International Paper ss.                               100,000       4,041

 MeadWestvaco                                          30,000        957

 Weyerhaeuser                                          12,700        844

                                                                     8,040

 Total Materials                                                     93,401

 TELECOMMUNICATION SERVICES  2.4%
 Diversified Telecommunication Services  1.6%
 Alltel                                                89,100        4,893

 Royal KPN (EUR)                                       240,429       1,800

 SBC Communications                                    252,540       6,554

 Sprint                                                101,800       2,049

 Tele Norte Leste ADR ss.                              92,300        1,221

 Tele2, Series B (SEK) ss.                             56,901        2,116

 Telmex ADR                                            36,300        1,171

 Verizon Communications                                356,730       14,048

                                                                     33,852

 Wireless Telecommunication Services  0.8%
 America Movil ADR, Series L, 144A                     48,300        1,885

 Bouygues (EUR)                                        61,174        2,294

 China Unicom (HKD)                                    586,000       458

 KDDI (JPY) ss.                                        362           1,758

 mmO2 (GBP) *                                          1,389,562     2,471

 Nextel Communications, Class A *                      100,000       2,384

 SK Telecom ADR ss.                                    45,810        891

 Telecom Italia Mobile (EUR)                           421,308       2,270

 Vodafone (GBP)                                        238,592       571

 Vodafone ADR ss.                                      152,700       3,682

                                                                     18,664

 Total Telecommunication Services                                    52,516

 UTILITIES  2.3%
 Electric Utilities  2.0%
 E.On (EUR)                                            48,822        3,601

 El Paso Electric *                                    100,000       1,607

 Electric Power Dev., 144A (JPY) *                     6,400         157

 Entergy                                               81,400        4,933

 Exelon                                                252,050       9,248

 FirstEnergy                                           139,054       5,712

 Hong Kong Electric (HKD)                              193,571       859

 Iberdrola (EUR)                                       113,076       2,345

 Pinnacle West Capital                                 50,000        2,075

 Tohoku Electric Power (JPY) ss.                       144,700       2,387

 TXU                                                   216,500       10,375

                                                                     43,299

 Gas Utilities  0.1%
 Australian Gas Light (AUD)                            55,411        536

 Centrica (GBP)                                        657,617       2,987

                                                                     3,523

 Multi-Utilities & Unregulated Power  0.2%
 Duke Energy ss.                                       156,230       3,576

                                                                     3,576

 Total Utilities                                                     50,398

 Total Common Stocks (Cost  $922,271)                                1,388,288

 CONVERTIBLE PREFERRED STOCKS  0.2%
 Reckson Associates Realty, Series A, 7.625%           145,533       3,804

 Total Convertible Preferred Stocks (Cost  $3,488)                   3,804

 PREFERRED STOCKS  0.1%
 News Corporation ADR (1 ADR represents 4 preferred
limited
 voting ordinary shares)                               31,000        971

 Porsche (EUR)                                         2,740         1,780

 Total Preferred Stocks (Cost  $1,847)                               2,751

 CORPORATE BONDS  8.8%
 AIG SunAmerica Global Financing
144A, 7.60%, 6/15/05 ++                                2,600,000     2,692

 Alcan Aluminum, 4.875%, 9/15/12                       700,000       710

 America Movil, 4.125%, 3/1/09                         545,000       532

 American Electric Power, Series C, 5.375%, 3/15/10    180,000       189

 Anheuser-Busch, 5.75%, 4/1/10                         5,000,000     5,405

 AOL Time Warner, 7.625%, 4/15/31                      1,625,000     1,864

 Bank of America, 4.875%, 9/15/12                      500,000       510

 Bank of Boston Capital Trust, 8.25%, 12/15/26         1,000,000     1,153

 Bank One, 5.50%, 3/26/07                              2,000,000     2,124

 BankAmerica, 6.625%, 8/1/07                           3,000,000     3,275

 BB&T
 4.75%, 10/1/12                                        935,000       933

 6.375%, 6/30/05                                       3,000,000     3,091

 Bear Stearns, 4.00%, 1/31/08                          750,000       759

 BHP Finance
 4.80%, 4/15/13                                        255,000       259

 6.69%, 3/1/06                                         2,000,000     2,107

 Boeing, 8.75%, 8/15/21                                2,000,000     2,629

 Bottling Group, 4.625%, 11/15/12                      450,000       455

 BP Capital Markets, 2.35%, 6/15/06                    500,000       497

 Bristol-Myers Squibb, 5.75%, 10/1/11                  1,000,000     1,072

 British Telecommunications, VR, 8.375%, 12/15/10      1,000,000     1,206

 Burlington Northern Santa Fe, ETC, 7.33%, 6/23/10     490,906       503

 Canadian Natural Resources, 6.45%, 6/30/33            500,000       535

 Capital One Bank
 4.25%, 12/1/08                                        400,000       406

 4.875%, 5/15/08                                       1,000,000     1,035

 Caterpillar Finl Svcs, 3.10%, 5/15/07                 500,000       499

 Celulosa Arauco Y Constitucion, 8.625%, 8/15/10       800,000       958

 Chevron Phillips Chemical, 5.375%, 6/15/07            560,000       586

 CIT Group, 7.75%, 4/2/12                              1,960,000     2,311

 Citigroup
 5.00%, 9/15/14                                        1,534,000     1,541

 6.625%, 6/15/32                                       2,000,000     2,202

 Clear Channel Communications, 6.00%, 11/1/06          1,000,000     1,050

 Coca-Cola Bottling, 7.20%, 7/1/09                     5,000,000     5,603

 Comcast Cable Communications, 6.75%, 1/30/11          1,750,000     1,942

 Consolidated Natural Gas, 5.00%, 3/1/14               1,500,000     1,499

 Countrywide Funding, 6.875%, 9/15/05                  860,000       891

 Cox Communications, 7.125%, 10/1/12                   300,000       326

 Credit Suisse First Boston (USA), 6.50%, 1/15/12      1,175,000     1,307

 CVS, 144A, 4.00%, 9/15/09                             500,000       500

 Deutsche Telekom International Finance, STEP
 8.50%, 6/15/10                                        1,150,000     1,379

 Duke Capital, 7.50%, 10/1/09                          1,000,000     1,136

 DuPont, 6.875%, 10/15/09                              660,000       749

 Energy East, 6.75%, 9/15/33                           1,000,000     1,068

 Enron Oil & Gas, 6.50%, 12/1/07                       4,000,000     4,336

 EOP Operating, 6.80%, 1/15/09                         1,250,000     1,374

 Equitable Resources, 7.75%, 7/15/26                   2,000,000     2,397

 Erac USA Finance, 144A, 8.00%, 1/15/11                2,500,000     2,946

 ERP Operating, 6.95%, 3/2/11                          710,000       802

 Exelon Generation, 6.95%, 6/15/11                     375,000       423

 Federal Express, 9.95%, 8/15/06                       500,000       562

 First Data, 4.70%, 8/1/13                             800,000       799

 First Union, 7.55%, 8/18/05                           3,000,000     3,132

 Florida Power & Light, 5.95%, 10/1/33                 400,000       420

 Food Lion, 8.05%, 4/15/27                             1,900,000     2,101

 Ford Capital, 9.50%, 6/1/10                           4,000,000     4,616

 Ford Motor Credit
 7.00%, 10/1/13                                        1,000,000     1,057

 7.375%, 10/28/09                                      600,000       657

 France Telecom, STEP, 8.50%, 3/1/11                   1,590,000     1,894

 General Electric Capital
 3.125%, 4/1/09                                        3,000,000     2,925

 5.45%, 1/15/13                                        2,500,000     2,652

 GM
 7.125%, 7/15/13                                       1,000,000     1,046

 8.25%, 7/15/23                                        2,750,000     2,906

 Goldman Sachs Group
 5.15%, 1/15/14                                        1,200,000     1,207

 6.60%, 1/15/12                                        2,500,000     2,770

 Hewlett Packard, 5.50%, 7/1/07                        500,000       528

 Household Finance, 6.375%, 10/15/11                   3,200,000     3,531

 IBM, 6.45%, 8/1/07                                    500,000       543

 International Lease Finance, 3.75%, 8/1/07            400,000       402

 Jefferson Pilot, 144A, 8.14%, 1/15/46                 1,500,000     1,705

 Kimberly-Clark, 6.375%, 1/1/28                        5,000,000     5,520

 Kraft Foods, 5.625%, 11/1/11                          1,000,000     1,056

 Kroger, 8.05%, 2/1/10                                 2,500,000     2,924

 Lehman Brothers, 4.80%, 3/13/14                       1,525,000     1,501

 Liberty Media, 3.50%, 9/25/06                         480,000       478

 Manufacturers & Traders Trust, 8.00%, 10/1/10         1,625,000     1,932

 Marsh & McLennan, 3.625%, 2/15/08                     50,000        50

 MBNA America Bank, 6.50%, 6/20/06                     1,500,000     1,585

 Mellon Funding, 5.00%, 12/1/14                        1,000,000     1,016

 Merrill Lynch, 6.50%, 7/15/18                         1,000,000     1,107

 Morgan Stanley, 6.875%, 3/1/07                        4,000,000     4,317

 New Jersey Bell Telephone, 6.80%, 12/15/24            2,500,000     2,644

 News America Holdings, 9.25%, 2/1/13                  3,090,000     3,970

 Niagara Mohawk Power, 7.625%, 10/1/05                 1,512,195     1,582

 Noram Energy, 6.50%, 2/1/08                           521,000       560

 Norfolk Southern, 7.80%, 5/15/27                      500,000       609

 Northrop Grumman, 7.875%, 3/1/26                      500,000       611

 NYNEX, 9.55%, 5/1/10                                  514,912       590

 Pacific Gas & Electric
 3.60%, 3/1/09                                         500,000       494

 4.80%, 3/1/14                                         1,000,000     991

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            335,000       342

 Pemex Project Funding Master Trust, 7.375%, 12/15/14  2,500,000     2,725

 Petrobras International, 9.875%, 5/9/08               750,000       859

 Phillips Petroleum, 7.00%, 3/30/29                    4,000,000     4,623

 PNC Funding, 5.25%, 11/15/15                          1,000,000     1,011

 PPL Energy Supply, 6.40%, 11/1/11                     940,000       1,025

 Procter & Gamble, 4.85%, 12/15/15                     500,000       506

 Public Service Company of Colorado, 7.875%, 10/1/12   940,000       1,139

 Pulte, 7.875%, 8/1/11                                 750,000       876

 Reed Elsevier, 6.125%, 8/1/06                         1,000,000     1,054

 Royal Bank of Canada, 3.875%, 5/4/09                  350,000       351

 Royal Bank of Scotland Group, 5.00%, 10/1/14          1,000,000     1,008

 Saint Paul Travelers Companies, 5.75%, 3/15/07 ss.    1,525,000     1,612

 SBC Communications, 6.25%, 3/15/11                    1,100,000     1,202

 Sempra Energy, 6.00%, 2/1/13                          790,000       848

 Southern California Edison
 6.00%, 1/15/34                                        1,000,000     1,044

 4.65%, 4/1/15                                         500,000       491

 Sprint Capital, 6.875%, 11/15/28                      600,000       630

 State Street, 7.65%, 6/15/10                          2,225,000     2,618

 Suntrust, 2.50%, 5/4/06                               1,000,000     997

 Synovus Financial, 4.875%, 2/15/13                    390,000       390

 Telecom Italia Capital, Series B, 144A, 5.25%,        1,000,000     1,019
 11/15/13
 Telefonica Europe, 7.35%, 9/15/05                     1,660,000     1,734

 Telefonos De Mexico, 4.50%, 11/19/08                  270,000       270

 Telus, 7.50%, 6/1/07                                  400,000       437

 Tenneco Packaging, 7.20%, 12/15/05                    1,000,000     1,050

 Time Warner, 7.48%, 1/15/08                           1,400,000     1,550

 Travelers Property Casualty, 6.75%, 11/15/06          1,500,000     1,602

 TXU Energy, 7.00%, 3/15/13                            250,000       281

 Tyco International, 6.375%, 10/15/11                  750,000       828

 Unilever Capital, 7.125%, 11/1/10                     430,000       498

 Union Bank Switzerland, 7.25%, 7/15/06                1,000,000     1,071

 Union Pacific, 6.50%, 4/15/12                         2,000,000     2,211

 UST, 6.625%, 7/15/12                                  1,200,000     1,343

 Verizon Global Funding, 6.875%, 6/15/12               130,000       147

 Viacom, 6.625%, 5/15/11                               750,000       831

 Vodafone, 5.375%, 1/30/15                             600,000       618

 Washington Mutual, 4.375%, 1/15/08                    1,250,000     1,279

 Wells Fargo Financial, 5.50%, 8/1/12                  2,000,000     2,136

 Weyerhaeuser, 5.95%, 11/1/08                          750,000       807

 Willamette Industries, 7.85%, 7/1/26                  1,000,000     1,194

 XL Capital, 6.50%, 1/15/12                            1,250,000     1,373

 Yum! Brands, 7.70%, 7/1/12                            500,000       593

 Total Corporate Bonds (Cost  $176,718)                              188,979

 ASSET-BACKED SECURITIES  0.2%
 American Express Credit Card Master Trust, Series
2000-1, Class A, 7.20%, 9/17/07                        1,135,000     1,156

 Citibank Credit Card Issuance Trust, Series 2000-A1
 6.90%, 10/15/07                                       2,800,000     2,925

 Hyundai Auto Receivables Trust, Series 2003-A, Class
A4, 3.02%, 10/15/10                                    325,000       323


 Peco Energy Transition Trust, Series 2001-A, Class A1
 6.52%, 12/31/10                                       450,000       506

 Total Asset-Backed Securities (Cost  $4,929)                        4,910

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES  1.2%
 Asian Development Bank
 4.875%, 2/5/07                                        200,000       209

 6.64%, 5/27/14                                        1,000,000     1,156

 Canada Mortgage & Housing, 2.95%, 6/2/08              500,000       494

 European Investment Bank
 2.70%, 4/20/07                                        500,000       502

 3.375%, 6/12/13                                       1,000,000     955

 STEP, 4.00%, 8/30/05                                  850,000       862

 Export Import Bank of Korea, 144A, 5.25%, 2/10/14     500,000       505

 Government of Malaysia, 7.50%, 7/15/11                420,000       490

 Hydro-Quebec, 7.50%, 4/1/16                           1,000,000     1,237

 Inter-American Development Bank, 6.375%, 10/22/07     1,100,000     1,201

 International Bank For Reconstruction & Development
 5.00%, 3/28/06                                        1,350,000     1,398

 7.625%, 1/19/23                                       1,800,000     2,313

 Province of Manitoba, 7.50%, 2/22/10                  5,600,000     6,586

 Province of Ontario, 6.00%, 2/21/06                   2,650,000     2,768

 Province of Quebec, 7.00%, 1/30/07                    1,000,000     1,088

 Republic of Chile, 5.50%, 1/15/13                     115,000       120

 Republic of Italy
 2.50%, 3/31/06                                        1,000,000     998

 4.375%, 6/15/13                                       330,000       332

 5.375%, 6/15/33                                       330,000       330

 Republic of Korea, 8.875%, 4/15/08                    424,000       497

 Republic of South Africa, 6.50%, 6/2/14               250,000       266

 United Mexican States (Mexico), 7.50%, 1/14/12        2,000,000     2,256

Total Foreign Government Obligations &
Municipalities
 (Cost  $25,034)                                                     26,563

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 0.9%

Banc of America Mortgage Securities, Series 2004-1,
Class, 3A2, CMO, VR, 5.013%, 10/25/34                  1,250,000     1,257


DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
CMO, VR, 7.30%, 6/10/32                                2,850,000     3,225

GMAC Commercial Mortgage Securities, Series 2001-C2,
Class A2, CMO, 6.70%, 4/15/34                          4,200,000     4,724

Greenwich Capital Commercial Funding, Series
2004-GG1A, Class A2, CMO, 3.835%, 10/8/08              1,500,000     1,512

JP Morgan Chase Commercial Mortgage, Series
2001-CIBC, Class A3, CMO, 6.26%, 3/15/33               2,325,000     2,574

LB-UBS Commercial Mortgage Trust, Series 2004-C2,
Class A2, CMO, VR, 3.246%, 3/15/29                     2,625,000     2,560

Morgan Stanley Dean Witter Capital, Series 2002-TOP7,
Class A2, CMO, 5.98%, 1/15/39                          2,800,000     3,066

Total Non-U.S. Government Mortgage-Backed Securities
 (Cost  $18,728)                                                     18,918

U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 2.9%
U.S. Government Agency Obligations o 1.4%
Federal Home Loan Mortgage

 6.00%, 12/1/33                                        53,512        55

 6.50%, 8/1/32                                         526,182       553

 7.00%, 6/1/32                                         1,082,309     1,148

 TBA, 6.00%, 1/1/03                                    913,000       943

 Federal National Mortgage Assn.

 4.50%, 5/1/18 - 1/1/19                                7,910,861     7,899

 5.00%, 9/1/33 - 5/1/34                                2,675,539     2,655

 5.50%, 5/1 - 10/1/17                                  3,808,819     3,941

 6.50%, 3/1/16 - 12/1/32                               1,626,884     1,717

 7.00%, 10/1/29 - 4/1/32                               712,255       756

 TBA, 6.00%, 1/1/33                                    7,086,000     7,303

 CMO, 6.00%, 10/25/08                                  3,835,000     4,000

 U.S. Department of Veteran Affairs, CMO
 VR, 9.61%, 3/15/25                                    205,405       222

U.S. Government Obligations 1.5%
Government National Mortgage Assn.

 5.00%, 9/20/33                                        2,714,997     2,698

 5.50%, 2/20/34                                        15,140,551    15,397

 6.00%, 2/15/14 - 2/20/34                              2,390,427     2,484

 6.50%, 9/15/25 - 4/15/29                              1,641,495     1,737

 7.00%, 12/15/23 - 3/15/31                             1,351,865     1,444

 7.50%, 9/15/22 - 5/15/26                              804,792       871

 8.00%, 6/15/17 - 11/15/25                             667,964       733

 8.50%, 3/15/05 - 6/20/26                              561,946       619

 9.00%, 2/15 - 6/20/20                                 88,773        100

 9.50%, 8/15/09 - 8/20/22                              76,559        85

 10.00%, 11/15/09 - 1/20/22                            9,367         11

 10.50%, 5/15/15                                       4,108         5

 11.00%, 3/15/10 - 1/15/20                             151,391       171

 11.50%, 3/15/10 - 3/15/16                             195,362       224

 ARM, 5.75%, 8/20/23                                   16,419        17

 6.00%, 6/20 - 8/20/34                                 5,041,603     5,219

 Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $62,068)                                           63,007

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 11.5% U.S. Government Agency Obligations o 1.7%
Federal Home Loan Bank

 5.75%, 5/15/12 ss.                                      6,375,000     6,944

 6.34%, 10/19/05                                       4,875,000     5,074

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                      150,000       147

 4.50%, 1/15/14                                        310,000       309

 5.125%, 7/15/12                                       582,000       612

 6.625%, 9/15/09 ss.                                     7,500,000     8,458

 Federal National Mortgage Assn.
 5.25%, 8/1/12                                         3,310,000     3,419

 6.47%, 9/25/12                                        3,000,000     3,414

 6.625%, 9/15/09 ss.                                     7,500,000     8,458

 U.S. Treasury Obligations  9.8%
 U.S. Treasury Bonds

 5.375%, 2/15/31 ss.                                     18,995,000    20,348

 6.25%, 8/15/23 - 5/15/30 ss.                            1,675,000     1,969

 6.50%, 11/15/26 ss.                                     16,000,000    19,338

 7.125%, 2/15/23 ss.                                     300,000       382

 7.25%, 5/15/16 ss.                                      8,500,000     10,703

 8.125%, 8/15/19 ss.                                     300,000       411

 8.75%, 5/15/20 ss.                                      1,000,000     1,446

 9.25%, 2/15/16 ss.                                      3,000,000     4,320

 11.625%, 11/15/04 ss.                                   20,000        20

 13.875%, 5/15/11 ss.                                    190,000       225

 U.S. Treasury Notes

 1.625%, 4/30/05 - 2/28/06 ss.                           32,750,000    32,450

 2.00%, 5/15/06 ss.                                      11,000,000    10,924

 2.25%, 2/15/07 ss.                                      3,355,000     3,318

 2.375%, 8/31/06 ss.                                     2,000,000     1,992

 3.00%, 11/15/07 ss.                                     5,700,000     5,716

 3.125%, 5/15/07 ss.                                     5,000,000     5,041

 3.25%, 8/15/07 ss.                                      16,500,000    16,681

 3.875%, 2/15/13 ss.                                     8,000,000     7,950

 4.25%, 11/15/13 - 8/15/14 ss.                           23,000,000    23,264

 4.375%, 5/15/07 - 8/15/12 ss.                           10,945,000    11,355

 4.625%, 5/15/06 ss.                                     19,000,000    19,656

 4.75%, 11/15/08 ss.                                     13,019,000    13,804

 7.875%, 11/15/04 ss.                                    150,000       151

 Total U.S. Government Agency Obligations
 (excluding Mortgage-Backed) (Cost  $243,792)                        248,299

 DOMESTIC BOND MUTUAL FUNDS  7.2%
 T. Rowe Price Institutional High Yield Fund, 7.22% p+ 14,165,526    154,404

 Total Domestic Bond Mutual Funds (Cost  $148,935)                   154,404

 SHORT-TERM INVESTMENTS  2.8%
 Money Market Fund  2.8%
 T. Rowe Price Reserve Investment Fund, 1.68% #        60,386,700    60,387

 Total Short-Term Investments (Cost  $60,386)                        60,387

 SECURITIES LENDING COLLATERAL  14.0%
 Money Market Pooled Account  1.4%
 Investment in money market pooled account managed by JP
 Morgan Chase Bank, London, 1.754% #                     29,892,242  29,892

 Money Market Trust  12.6%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 1.679% #  271,388,674  271,389

 Total Securities Lending Collateral (Cost  $301,281)                301,281

 Total Investments in Securities
 114.2% of Net Assets (Cost $1,969,477)                  $           2,461,591


(1)   Denominated in U.S. dollars unless otherwise noted
#     Seven-day yield
*     Non-income producing
ss.   All or a portion of this security is on loan at
      September 30, 2004 - See Note 2
 +    Affiliated company - See Note 2.
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $11,676 and represents 0.5% of net assets
 ADR  American Depository Receipts
 ADS  American Depository Shares
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 ETC  Equipment Trust Certificate
 EUR  Euro
 GBP  British pound
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 JPY  Japanese yen
 MXN  Mexican peso
 MYR  Malaysian ringgit
 NOK  Norwegian krone
 NZD  New Zealand dollar
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate


++Restricted Securities
($000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $2,692 and represents 0.1% of net assets.

Description                             Acquisition Date     Acquisition Cost
AIG Sunamerica Global Financing
7.60%, 6/15/05                           06/08/00             2,600
Totals                                                      $ 2,600

The fund has registration rights for certain restricted securities held as of September 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Balanced Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $294,771,000; aggregate collateral consisted of $301,281,000 in money market pooled accounts and U.S. government securities valued at $3,234,000.

Affiliated Companies The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At September 30, 2004, the fund's investment in the T. Rowe Price Institutional High Yield Fund was its only affiliated holding and represented 6.3% of the value of the fund's investments in securities.


NOTE 3 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $1,969,477,000. Net unrealized gain aggregated $492,118,000 at period-end, of which $533,820,000 related to appreciated investments and $41,702,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004